Securities - Summary of Allowance for Credit Losses - Securities at FVOCI (Parenthetical) (Detail) $ in Millions	Jan. 31, 2019 CAD ($)
Purchased credit impaired securities [member] | Impaired Stage three [member]
Disclosure of financial assets [line items]
Allowance for credit losses	$ 3